Business Acquisitions and Dispositions (Business Acquisitions) (Details) (USD $)	12 Months Ended								3 Months Ended				12 Months Ended	3 Months Ended		3 Months Ended			3 Months Ended
	Dec. 31, 2011 facility	Dec. 31, 2010	Dec. 31, 2011 Lease Agreements [Member]	Sep. 30, 2011 CVSR Financing Agreement	Aug. 05, 2011 Agua Caliente Solar, LLC, due 2037	Dec. 31, 2011 Ivanpah Credit Agreement	Apr. 05, 2011 Ivanpah Credit Agreement	Sep. 30, 2011 Energy Plus customer	Sep. 30, 2011 Energy Plus Marketing Partnerships [Member] year	Sep. 30, 2011 Energy Plus Customer Relationships [Member] year	Sep. 30, 2011 Energy Plus Trade Names [Member] year	Dec. 31, 2010 Solar Facilities [Member]	Dec. 31, 2011 Solar Facilities [Member]	Sep. 30, 2011 California Valley Solar Ranch [Member] year MW	Sep. 30, 2011 California Valley Solar Ranch [Member] CVSR Financing Agreement	Sep. 30, 2011 Agua Caliente [Member] year	Aug. 05, 2011 Agua Caliente [Member] MW	Aug. 05, 2011 Agua Caliente [Member] Agua Caliente Solar, LLC, due 2037	Jun. 30, 2011 Ivanpah Solar Electric Generating System [Member] year facility	Apr. 05, 2011 Ivanpah Solar Electric Generating System [Member] MW	Apr. 05, 2011 Ivanpah Solar Electric Generating System [Member] Ivanpah Credit Agreement	Apr. 05, 2011 Ivanpah Solar Electric Generating System Facility 1 [Member] MW	Apr. 05, 2011 Ivanpah Solar Electric Generating System Facility 2 [Member] MW	Apr. 05, 2011 Ivanpah Solar Electric Generating System Facility 3 [Member] MW	Apr. 05, 2011 Interest Maintained By Bright Source Energy, Inc. [Member]	Apr. 05, 2011 Interest Aquired by Wholly-Owned Subsidiary of Google [Member]	Nov. 05, 2010 Green Mountain Energy	Nov. 05, 2010 Green Mountain Energy Customer Relationships [Member]	Nov. 05, 2010 Green Mountain Energy Customer Contracts [Member]	Nov. 05, 2010 Green Mountain Energy Trade Names [Member]	Nov. 15, 2010 Cottonwood [Member] MW
Business Acquisition [Line Items]
Cost of acquired entity, net of cash																											$ 357,000,000
Cash acquired								5,000,000																			75,000,000
Approximate number of customers acquired								188,000
Purchase price allocation, amortizable intangible assets			0						88,000,000	63,000,000	10,000,000																	158,000,000	54,000,000	130,000,000
Purchase price allocation, net deferred tax liabilities																											78,000,000
Purchase price allocation, net derivative liabilities																											60,000,000
Purchase price allocation, goodwill								29,000,000																			155,000,000
Weighted average amortization period (in years)									18	5	5
Number of utility scale solar facilities acquired a stake in	3
Capital contributions													420,000,000
Restricted cash contributions													216,000,000
Letters of credit contributions													815,000,000
Restricted cash for various agreements	292,000,000	8,000,000											49,000,000
Proceeds from contributions from affiliates												115,000,000	29,000,000
Percent of ownership interest acquired (as a percent)														100.00%			100.00%			50.10%
Generation capacity (in MW)														250			290			392		126	133	133							1,265
Ownership interest (as a percent)																									21.80%	28.10%
Business Acquisition Number of Facilities																			3
Cash paid for acquisition								194,000,000					165,000,000																		507,000,000
Power purchase agreement period (in years)														25		25
Term of power purchase agreements, low end of range (in years)																			20
Term of power purchase agreements, high end of range (in years)																			25
Maximum borrowing capacity under line of credit facility				1,200,000,000	967,000,000	1,627,000,000	1,600,000,000								1,200,000,000			967,000,000			1,600,000,000
Business Acquisition, Purchase Price Allocation [Abstract]
Restricted cash													25,000,000
Property, plant and equipment													767,000,000
Other current and non-current assets													35,000,000
Total assets													827,000,000
Accrued expenses													489,000,000
Business Acquisition, Purchase Price Allocation, Noncurrent Liabilities, Long-term Debt													4,000,000
Other non-current liabilities													15,000,000
Total liabilities													508,000,000
Noncontrolling Interest in Joint Ventures													154,000,000
Net assets acquired													$ 165,000,000